RELATED PARTIES - Schedule of Shareholders and Other Related Parties’ Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Officers and Directors [Member]
Related Party Transaction [Line Items]
Salary and related expenses – officers and directors	$ 1,819	$ 1,710	$ 1,761
Share based payment – officers and directors	3,107	1,376	$ 1,009
Officer [Member]
Related Party Transaction [Line Items]
Related party transactions	(343)	(381)
Director [Member]
Related Party Transaction [Line Items]
Related party transactions	$ (41)	$ (40)